INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME AND MINING TAXES
Schedule of components of Income and Mining Tax expense

	Year Ended December 31,
	2018	2017
Current income and mining taxes	$98,610	$87,639
Deferred income and mining taxes:
Origination and reversal of temporary differences	(30,961)	10,855
Total income and mining taxes expense	$67,649	$98,494

Schedule of effective income and mining tax reconciliation

	Year Ended December 31,
	2018	2017
Combined federal and composite provincial tax rates	26%	26%
Expected income tax expense (recovery) at statutory income tax rate	$(67,354)	$88,215
Increase (decrease) in income and mining taxes resulting from:
Mining taxes	42,991	40,886
Impact of foreign tax rates	(11,308)	(7,915)
Permanent differences	(3,599)	(4,813)
Impairment not tax deductible	100,736	—
Impact of foreign exchange on deferred income tax balances	6,183	(17,879)
Total income and mining taxes expense	$67,649	$98,494

Schedule of components of deferred income and mining tax liabilities

	As at	As at
	December 31,	December 31,
	2018	2017
Mining properties	$1,056,185	$1,089,751
Net operating and capital loss carry forwards	(87,025)	(97,946)
Mining taxes	(72,637)	(75,238)
Reclamation provisions and other liabilities	(99,815)	(89,226)
Total deferred income and mining tax liabilities	$796,708	$827,341

	Year Ended December 31,
	2018	2017
Deferred income and mining tax liabilities - beginning of year	$827,341	$819,562
Income and mining tax impact recognized in net income	(30,671)	10,181
Income tax impact recognized in other comprehensive income (loss) and equity	38	(2,402)
Deferred income and mining tax liabilities - end of year	$796,708	$827,341

Schedule of deductible temporary differences and unused tax losses in respect of which a deferred tax asset has not been recognized

	As at	As at
	December 31,	December 31,
	2018	2017
Net capital loss carry forwards	$74,364	$54,503
Other deductible temporary differences	270,590	265,919
Unrecognized deductible temporary differences and unused tax losses	$344,954	$320,422